Related Parties (Details Narrative) - USD ($)						12 Months Ended
	Mar. 06, 2020	Jan. 02, 2019	Oct. 10, 2018	Apr. 06, 2018	Sep. 02, 2017	Dec. 31, 2020	Dec. 30, 2019
Related Party Transaction [Line Items]
Payment for legal services						$ 10,000	$ 90,000
RWJ Advanced Marketing, LLC
Related Party Transaction [Line Items]
Base Salary					$ 250,000
Director [Member]
Related Party Transaction [Line Items]
Base Salary				$ 250,000
Additional salary payable				$ 70,000
Tokenize Agreement
Related Party Transaction [Line Items]
Common stock contributed	100,000,000
Principlal amount	$ 10,000,000
Consideration for services payable	$ 33,333
Debt instrument term	2 years
BitSpeed Agreement
Related Party Transaction [Line Items]
Common stock contributed			100,000,000
Value of common stock contributed			$ 17,900,000
Employment Agreement | Davis [Member]
Related Party Transaction [Line Items]
Base salary		$ 400,000
Stock option issued		50,000
Option vested description		The options will be earned and vested (i) with respect to 20,000 shares of common stock on the date hereof, (ii) 5,000 shares of common stock upon the successful dual list of the Company on an international exchange such as SIX Zurich Stock Exchange or Euronext, (iii) 15,000 shares of common stock upon the successful up listing to a national exchange such as the Nasdaq, NYSE Euronext, TSX, AMEX or other, and (iv) with respect to 5,000 shares of common stock at each of the six (6) month anniversaries (July 1, 2019 and January 1, 2020). The exercise price of such options shall be the closing price of the Company on the date prior to such event.